Risk Management Activities - Credit Risk - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Counter party exposure [member]
Disclosure Of Financial Risk Management [line items]
Percentage of maximum investment in financial institutions' equity	2.50%